Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash [Abstract]
Restricted Cash (Table)

	December 31, 2021	December 31, 2020
Retention accounts	$11,276	$525
Restricted bank deposits/Drydock reserves	13,618	—
Cash collateral	—	300
Total Current Restricted Cash	$24,894	$825

Cash collateral(*)	$100,000	$6,953
Guarantee deposits	20	20
Restricted bank deposits/Drydock reserves	2,948	3,207
Cash in custody	500	500
Total Non - Current Restricted Cash	103,468	10,680
Total Current and Non - Current Restricted Cash	$128,362	$11,505

(*)	Advances from charterers.